Intangible Assets - Schedule of Intangible Assets (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
Additions	$ 2,926
Amortization for the period	(126)
Intangibles assets, ending balance	2,800
Above Market Value Of Time Charter [Member] | Tordis Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Additions	1,468
Amortization for the period	(101)
Intangibles assets, ending balance	1,367
Above Market Value Of Time Charter [Member] | Vigdis Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Additions	1,458
Amortization for the period	(25)
Intangibles assets, ending balance	$ 1,433